Note 13 - Stock Options and Warrants: Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) - Feb. 28, 2015 - $ / shares	Total
Options and Warrants Outstanding
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	12,366,125
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	4 years 6 months 11 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 0.55
Options and Warrants Outstanding | N001To040Member
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	4 years 10 months 24 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 0.40
Options and Warrants Outstanding | N041To060Member
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	9,723,604
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	4 years 5 months 16 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 0.50
Options and Warrants Outstanding | N061AndUpMember
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	2,142,521
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	4 years 9 months
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 0.80
Options and Warrants Exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	4,370,207
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0.64
Options and Warrants Exercisable | N001To040Member
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0.40
Options and Warrants Exercisable | N041To060Member
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	1,727,686
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0.50
Options and Warrants Exercisable | N061AndUpMember
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	2,142,521
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0.80